Bonds, notes and other obligations (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about borrowings [abstract]
Summary of Bonds, Notes and Other Obligations
(a)	This caption is comprised of the following:

Issuance	Issuer	Annual interest rate	Interest payment	Maturity	Amount issued	2023	2022
					(000)	S/(000)	S/(000)
Local issuances
Subordinated bonds – second program (b)
Third (A series)	Interbank	7.50%	Semi-annually	2023	US$50,000	—	190,616
Second (A series)	Interbank	5.81%	Semi-annually	2023	S/150,000	—	149,998

						—	340,614

Subordinated bonds – third program (b)
Third - single series (c)	Interseguro	4.84%	Semi-annually	2030	US$25,000	92,725	95,350
First - single series	Interseguro	6.00%	Semi-annually	2029	US$20,000	74,102	76,213
Second - single series	Interseguro	4.34%	Semi-annually	2029	US$20,000	74,180	76,280

						241,007	247,843

Corporate bonds – second program
Fifth (A series)	Interbank	3.41% + VAC (*)	Semi-annually	2029	S/150,000	150,000	150,000

Total local issuances						391,007	738,457

International issuances
Subordinated bonds (d)	Interbank	4.000%	Semi-annually	2030	US$300,000	1,107,228	1,137,691
Corporate bonds (e)	Interbank	5.000%	Semi-annually	2026	S/312,000	311,644	311,522
Corporate bonds (f)	Interbank	3.250%	Semi-annually	2026	US$400,000	1,477,909	1,517,661
Subordinated bonds (g)	Interbank	6.625%	Semi-annually	2029	US$300,000	1,112,438	1,142,764
Senior bonds (h)	IFS	4.125%	Semi-annually	2027	US$300,000	1,045,258	1,074,396
Corporate bonds (i)	Interbank	3.375%	Semi-annually	2023	US$484,895	—	1,849,133

Total international issuances						5,054,477	7,033,167

Total local and international issuances						5,445,484	7,771,624

Interest payable						106,145	134,679

Total						5,551,629	7,906,303

Summary of Repayment Schedule of Bonds, Notes and Other Obligations
(k)	As of December 31, 2023 and 2022, the repayment schedule of these obligations is as follows:

Year	2023	2022
	S/(000)	S/(000)
2023	—	2,296,506
2024	71,709	—
2025	—	—
2026	1,789,553	1,829,183
2027 onwards	3,690,367	3,780,614

Total	5,551,629	7,906,303